Schedule of Investments
May 31, 2021 (unaudited)
Sparrow Growth Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 100.10%

Agriculture Services - 0.04%
Agrify Corp. (2)	3,230		30,265

Arrangement of Transportation of Freight & Cargo - 1.64%
CryoPort, Inc. (2)	20,825		1,164,534

Biological Products (No Diagnostic Substances) - 5.96%
Acceleron Pharma, Inc. (2)	8,170		1,069,371
Adaptive Biotechnologies Corp. (2)	9,100		344,071
Aeri Pharmaceuticals, Inc. (2)	8,040		130,972
Halozyme Therapeutics, Inc. (2)	8,340		345,359
Harpoon Therapeutics, Inc. (2)	38,875		801,602
Neurocrine Biosciences, Inc. (2)	2,965		285,292
Novavax, Inc. (2)	1,055		155,739
Twist Bioscience Corp. (2)	10,035		1,076,856
Vir Biotechnology, Inc. (2)	380		15,926

			4,225,188

Bottled & Canned Soft Drinks Carbonated Waters - 0.77%
Celsius Holdings, Inc. (2)	8,355		547,587

Cable & Other Pay Television Services - 1.69%
Roku, Inc. Class A (2)	3,455		1,197,883

Cogeneration Services & Small Power Producers - 0.67%
CleanSpark, Inc. (2)	28,280		473,973

Communication Equipment - 0.04%
Rekor Systems, Inc. (2)	2,360		26,526

Construction Special Trade Contractors - 0.75%
Argan, Inc.	10,870		533,717

Electric Housewares & Fans - 0.15%
Aterian, Inc. (2)	5,775		103,661

Electromedical & Electrotherapeutic Apparatus - 3.08%
Biolife Solutions, Inc. (2)	22,290		742,480
Outset Medical, Inc. (2)	8,145		393,159
TransMedics Group, Inc. (2)	27,540		706,126
Zynex, Inc. (2)	22,340		340,015

			2,181,780

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.85%
Peloton Interactive, Inc. Class A (2)	5,460		602,293

Finance Services - 0.28%
Bit Digital, Inc. (2)	14,365		121,384
Upstar Holdings, Inc. (2)	525		77,815

			199,199

Fire, Marine & Casualty Insurance - 0.31%
Lemonade, Inc. (2)	2,145		194,058
Palomar Holdings, Inc. (2)	395		28,835

			222,893

Food & Kindred Products - 0.72%
Beyond Meat, Inc. (2)	1,435		208,678
Laird Superfood, Inc. (2)	9,200		300,656

			509,334

General Industrial Machinery & Equipment, Nec - 0.10%
Velodyne Lidar, Inc. (2)	7,080		68,322

Hospital & Medical Service Plans - 0.68%
Trupanion, Inc. (2)	5,350		482,409

Hotels & Motels - 0.11%
Caesars Entertainment, Inc. (2)	730		78,439

Household Furniture - 0.04%
Purple Innovation, Inc. Class A (2)	875		24,955

Insurance Agents Brokers & Services - 1.41%
GoHealth, Inc. Class A (2)	6,225		70,778
Goosehead Insurance, Inc. Class A (2)	6,320		567,978
Selectquote, Inc. (2)	17,575		357,124

			995,880

Laboratory Analytical Instruments - 1.62%
10x Genomics, Inc. Class A (2)	4,380		788,400
Pacific Biosciences of California, Inc. (2)	2,685		72,629
Quanterix Corp. (2)	5,600		288,344

			1,149,373

Malt Beverages - 0.10%
Boston Beer Co., Inc. Class A (2)	70		74,071

Medicinal Chemicals & Botanical Products - 0.14%
Canopy Growth Corp. (Canada) (2)	3,845		100,316
Natural Alternatives International, Inc. (2)	2,750		37,923

			138,239

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.33%
Flux Power Holdings, Inc. (2)	22,095		230,672

Motor Vehicle Parts & Accessories - 0.31%
Luminar Technologies, Inc. Class A (2)	10,765		220,790

Motor Vehicles & Passenger Car Bodies - 0.22%
Workhorse Group, Inc. (2)	16,865		158,025

Motorcycles, Bicycles & Parts - 0.22%
Arcimoto, Inc. (2)	15,855		154,586

Natural Gas Distribution - 0.61%
New Fortress Energy, Inc. Class A	10,180		428,578

Patent Owners & Lessors - 0.05%
Digital Turbine, Inc. (2)	505		33,416

Personal Credit Institutions - 1.49%
Atlanticus Holdings, Corp. (2)	26,575		1,052,636
Open Lending Corp. (2)	10,670		411,649

			1,464,285

Pharmaceutical Preparations - 7.64%
Acadia Pharmaceuticals, Inc. (2)	13,435		300,138
Adamas Pharmaceuticals, Inc. (2)	16,885		93,374
Alnylam Pharmaceuticals, Inc. (2)	6,475		919,385
Alpine Immune Sciences, Inc. (2)	7,485		79,790
Altimmune, Inc. (2)	1,655		20,936
Amicus Therapeutics, Inc. (2)	15,365		142,280
Deciphera Pharmaceuticals, Inc. (2)	1,010		34,077
Flexion Therapeutics, Inc. (2)	18,585		155,556
Horizon Therapeutics PLC (Ireland) (2)	3,245		297,437
Ocular Therapeutix, Inc. (2)	14,515		211,338
PTC Therapeutics, Inc. (2)	4,725		185,551
Radius Health, Inc. (2)	16,915		326,290
Revance Therapeutics, Inc. (2)	9,040		267,674
Sage Therapeutics, Inc. (2)	7,675		534,180
Sarepta Therapeutics, Inc. (2)	1,910		144,492
Schrodinger, Inc. (2)	4,030		282,825
Ultragenyx Pharmaceutical, Inc. (2)	8,570		871,655
Vertex Pharmaceuticals, Inc. (2)	550		114,747
Zogenix, Inc. (2)	24,495		429,887

			5,411,612

Power, Distribution & Specialty Transformers - 1.47%
Blink Charging Co. (2)	30,585		1,039,890

Radio & TV Broadcasting & Communications - 0.05%
Vuzix Corp. (2)	2,030		35,444

Retail - Auto Dealers & Gasoline Stations - 3.56%
Carvana Co. Class A (2)	6,585		1,745,618
LMP Automotive Holdings, Inc. (2)	11,440		172,744
Vroom, Inc. (2)	13,595		601,035

			2,519,397

Retail - Building Materials, Hardware, Garden Supply - 0.88%
GrowGeneration Corp. (2)	13,970		620,408

Retail - Catalog & Mail-Order Houses - 1.44%
Amazon.com, Inc. (2)	70		225,615
Chewy, Inc. Class A (2)	2,550		187,731
Wayfair, Inc. Class A (2)	1,980		606,949

			1,020,295

Semiconductors & Related Devices - 2.44%
Advanced Micro Devices, Inc. (2)	345		27,628
Enphase Energy, Inc. (2)	6,220		889,771
MaxLinear, Inc. Class A (2)	11,185		425,254
NVIDIA Corp.	80		51,982
Ontrak, Inc. Class A (2)	11,005		334,332

			1,728,967

Services - Auto Rental & Leasing (No Drivers) - 0.23%
HyreCar, Inc. (2)	9,900		162,459

Services - Business Services - 5.82%
Alibaba Group Holding Ltd. ADR (2)	1,640		350,894
Doordash, Inc. (2)	1,785		268,250
Etsy, Inc. (2)	2,080		342,638
eXp World Holdings, Inc.	50,300		1,622,678
Fiverr International Ltd. (Israel) (2)	1,280		262,797
MercadoLibre, Inc. (Argentina) (2)	105		142,660
OptimizeRX Corp. (2)	5,590		274,581
Repay Holdings Corp. Class A (2)	1,835		41,673
Zillow Group, Inc. Class A (2)	6,905		816,792

			4,122,963

Services - Commercial Physical & Biological Research - 0.73%
Exact Sciences Corp. (2)	4,705		520,044

Services - Computer Processing & Data Preparation - 3.87%
Marathon Digital Holdings, Inc. (2)	2,575		63,783
RingCentral, Inc. Class A (2)	2,850		748,040
Riot Blockchain, Inc. (2)	2,110		57,244
Skillz, Inc. Class A (2)	11,815		200,737
StoneCo Ltd. Class A (2)	2,425		159,977
Workday, Inc. Class A (2)	1,100		251,592
Zendesk, Inc. (2)	2,710		370,349
Zoom Video Communications, Inc. Class A (2)	2,675		886,843

			2,738,565

Services - Computer Programming Services - 1.08%
Zscaler, Inc. (2)	3,930		763,206

Services - Computer Programming, Data Processing, Etc. - 4.48%
Alphabet, Inc. Class A (2)	45		106,058
EverQuote, Inc. Class A (2)	2,160		68,105
Facebook, Inc. Class A (2)	1,910		627,874
SNAP, Inc. Class A (2)	10,830		672,760
The Trade Desk, Inc. Class A (2)	2,070		1,217,450
Wix.com Ltd. (Israel) (2)	1,850		480,741

			3,172,988

Services - Educational Services - 0.29%
Aspen Group, Inc. (2)	7,030		40,915
Chegg, Inc. (2)	2,150		165,356

			206,271

Services - Home Health Care Services - 0.46%
AdaptHealth Corp. Class A (2)	12,355		323,577

Services - Medical Laboratories - 3.09%
CareDx, Inc. (2)	7,050		566,820
DermTech, Inc. (2)	17,280		707,098
Guardant Health, Inc. (2)	4,235		525,648
Invitae Corp. (2)	13,585		390,976

			2,190,542

Services - Miscellaneous Amusement & Recreation - 0.63%
Draftkings, Inc. Class A (2)	8,965		447,802
Rush Street Interactive, Inc. Class A (2)	2,900		35,989

			483,791

Services - Miscellaneous Business Services - 2.54%
Sea Ltd. ADR (2)	7,100		1,798,004

Services - Miscellaneous Health & Allied Services, Nec - 0.46%
Progyny, Inc. (2)	5,080		325,323

Services - Motion Picture & Video Tape Productions - 0.14%
CuriosityStream, Inc. Class A (2)	33,875		382,788
fuboTV, Inc. (2)	7,155		169,860
GAIA, Inc. Class A (2)	8,310		96,479

			649,127

Services - Offices & Clinics of Doctors of Medicine - 1.76%
Hims & Hers Health, Inc. Class A (2)	5,650		81,416
LifeMD, Inc. (2)	2,660		34,261
Teladoc, Inc. (2)	8,284		1,247,405

			1,363,082

Services - Prepackaged Software - 17.20%
Adobe, Inc. (2)	375		189,218
AudioEye, Inc. (2)	16,060		294,540
Blackline, Inc. (2)	3,010		312,950
Cloudflare, Inc. Class A (2)	1,185		97,241
Coupa Software, Inc. (2)	3,510		836,082
CrowdStrike Holdings, Inc. Class A (2)	3,060		679,779
Datadog, Inc. Class A (2)	870		79,213
DocuSign, Inc. (2)	3,905		787,326
Fastly, Inc. Class A (2)	1,160		54,740
Golden Nugget Online Gaming, Inc. Class A (2)	6,085		80,079
Hubspot, Inc. (2)	1,440		726,307
Intellicheck, Inc.	6,525		48,937
JFrog, Ltd. (Israel) (2)	1,430		59,703
MongoDB, Inc. Class A (2)	1,545		451,047
nCino, Inc. (2)	1,895		115,822
Okta, Inc. Class A (2)	3,810		847,496
ON24, Inc. (2)	580		18,664
Paycom Software, Inc. (2)	1,665		548,784
Paylocity Holding Corp. (2)	1,540		261,538
Porch Group, Inc. (2)	2,625		44,940
Roblox Corp. Class A (2)	640		60,013
Salesforce.com, Inc. (2)	925		220,243
ServiceNow, Inc. (2)	970		459,664
Shopify, Inc. Class A (Canada) (2)	1,590		1,976,163
Slack Technologies, Inc. Class A (2)	1,160		51,086
Smartsheet, Inc. Class A (2)	7,060		417,105
Snowflake, Inc. Class A (2)	1,550		368,947
Square, Inc. Class A (2)	5,755		1,280,603
Twilio, Inc. Class A (2)	1,980		665,280
Zoominfo Technologies, Inc. Class A (2)	3,425		150,118

			12,183,628

Services - Video Tape Rental - 1.41%
Netflix, Inc. (2)	1,990		1,000,592

Special Industry Machinery, Nec - 0.11%
ACM Research, Inc. Class A (2)	990		75,220

Surgical & Medical Instruments & Apparatus - 11.46%
Acutus Medical, Inc. (2)	20,205		328,735
AVITA Medical, Inc (2)	6,800		122,808
Axonics Modulation Technologies, Inc. (2)	21,750		1,254,758
ClearPoint Neuro, Inc. (2)	4,285		78,930
CytoSorbents Corp. (2)	13,875		112,249
Inari Medical, Inc. (2)	7,470		649,516
Inspire Medical Systems, Inc. (2)	2,320		450,776
iRhythm Technologies, Inc. (2)	2,535		191,291
Novocure Ltd. (Channel Islands) (2)	5,800		1,183,200
OraSure Technologies, Inc. (2)	32,145		308,913
Retractable Technologies, Inc. (2)	40,195		365,373
ShockWave Medical, Inc. (2)	10,495		1,888,050
Silk Road Medical, Inc. (2)	1,970		95,703
Tandem Diabetes Care, Inc. (2)	8,425		719,411
TELA Bio, Inc. (2)	26,660		366,308

			8,116,021

Telephone & Telegraph Apparatus - 0.06%
Akoustis Technology, Inc. (2)	4,270		40,907

Title Insurance - 0.18%
Investors Title Co.	705		125,377

Wholesale - Miscellaneous Nondurable Goods - 0.64%
Educational Development Corp.	31,425		452,520

Total Common Stock	(Cost $ 44,713,100)		70,911,093

Rights - 0.00%

Stemline Therapeutics, Inc. Rights (2) (3)	21,630		0

Total Rights	(Cost $ 0)		0

Total Investments - 100.10%	(Cost $ 44,713,100)		70,911,093

Liabilities in Excess of Other Assets - -.10%			(72,068)

Total Net Assets - 100.00%			70,839,025

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (4)
Level 1 - Quoted Prices	$70,911,093	$
Level 2 - Other Significant Observable Inputs	0		-
Level 3 - Significant Unobservable Inputs	0		-
Total	$70,911,093		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Fair valued security deemed as Level 3 security.
(4) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.